Silver metals delivery agreement - Disclosure of net silver contract liability (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of Silver Metals Delivery Agreement. [Line Items]
Net silver liability, beginning of year	$ 18,193
Revision from liabilities to retained earnings	(3,625)
Revised net silver liability, beginning of year	14,568
Revaluation of metals liability	22,953
Net silver liability, end of year	37,521
Current portion	13,325	$ 0
Non-current portion	24,196	14,568
Silver liability	$ 37,521	$ 14,568